Fair Value Measurements - Summary of Plan's Investments, Set Forth by Level within Fair Value Hierarchy, on Recurring Basis (Details) - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 208,174,114	$ 194,018,354
Investments at fair value	213,640,925	195,866,486
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	166,531,413	138,182,353
Common Stock and Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,642,701	55,836,001
Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,466,811	1,848,132
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	208,174,114	194,018,354
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	166,531,413	138,182,353
Level 1 | Common Stock and Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,642,701	55,836,001
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock and Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common Stock and Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0